Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset:
Non-current derivative financial assets	₱ 617	₱ 385	₱ 96
Current derivative financial assets	203	30
Liabilities:
Current liabilities (Note 28)	(77)	(97)	₱ (1,021)
Net assets (liabilities)	₱ 743	₱ 318